PROPERTY, PLANT AND EQUIPMENT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant and Equipment Net [Abstract]
Land owned or held under long-term leases	$ 372	$ 446
Buildings	2,653	2,635
Machinery and equipment	4,893	4,633
Computer equipment and other assets	1,391	1,310
Payments on account	571	716
Subtotal	9,880	9,740
Less-accumulated depreciation	3,345	3,105
Property, Plant and Equipment, Net, Total	6,535	6,635	6,315
Depreciation expense for the year	464	458	428
Impairment charge during the year on property, plant and equipment	$ 163	$ 61	$ 190
Capitalized Land Lease Estimated Useful Lives Minimum	30
Capitalized Land Lease Estimated Useful Lives Maximum	99